FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2017
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS

ASC Topic 820, “Fair Value Measurements,” establishes a fair value hierarchy that prioritizes the use of observable inputs in markets over the use of unobservable inputs when measuring fair value as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2 — Directly or indirectly observable inputs other than those included in Level 1, such as quoted market prices for similar assets and liabilities in active markets, quoted prices for identical assets in inactive markets, or inputs derived principally from or corroborated by observable market data

Level 3 — Unobservable inputs for which there is little or no market data, which require the Company to develop its own assumptions and best estimate of what inputs market participants would use in pricing an asset or liability

Investments in equity and debt securities

Investments in certain equity securities for which quoted market prices are available to determine their fair value are included in Level 1. The fair value of debt securities presented in Level 2 is estimated based on quotes from financial institutions.

Derivative instruments

The fair value of derivative instruments presented in Level 2 is estimated based on quotes from financial institutions.

Assets and liabilities measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2016 and 2017, are as follows:

	Thousands of Yen
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification
Recurring Basis	Value	Value	Level 1	Level 2	Level 3
March 31, 2016:
Assets:
Available-for-sale securities:
Equity securities	¥539,100	¥539,100	¥539,100	¥—	¥—
Debt securities	100,820	100,820	—	100,820	—
Liabilities:
Derivative liabilities	258,205	258,205	—	258,205	—

March 31, 2017:
Assets:
Available-for-sale securities:
Equity securities	¥500,400	¥500,400	¥500,400	¥—	¥—
Liabilities:
Derivative liabilities	222,235	222,235	—	222,235	—

Assets and liabilities measured at fair value on a non-recurring basis

Assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2016, are as follows:

	Thousands of Yen
						Total
						losses for
						the year
						ended
Items Measured at Fair Value on a	Carrying	Total Fair	Fair Value Hierarchy Classification			March 31,
Non-recurring Basis	Value	Value	Level 1	Level 2	Level 3	2016
March 31, 2016:
Assets:
Property and equipment	—	—	—	—	—	¥5,144

There are no assets and liabilities measured at fair value on a non-recurring basis as of March 31, 2017. See Note 6 for additional information.